Fair Value Measurements (Details) (Recurring basis, USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair value measurements
Transfers between levels	$ 0	$ 0
Commodity derivative contracts | Level 1
Fair value measurements
Liabilities	0
Total	0
Commodity derivative contracts | Level 2
Fair value measurements
Liabilities	0
Total	0
Commodity derivative contracts | Level 3
Fair value measurements
Liabilities	(41,646)
Total	(41,646)
Commodity derivative contracts | Total
Fair value measurements
Liabilities	0
Total	$ 0